Debt	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 5. Debt

As of December 31, 2017 and 2016, the Company had the following outstanding debt balances:

	Issue	Maturity		Debt		Interest
	Date	Date	Principal	Discount	Balance	Payable
As of December 31, 2017:
February 2017 Note as amended	2/23/2017	12/31/2019	$395,000	$(58,438)	$336,562	$24,074
September 2016 Note as amended	9/9/2016	12/31/2019	700,000	-	700,000	66,604
			$1,095,000	$(58,438)	$1,036,562	$90,678

As of December 31, 2016:
September 2016 Note as amended	9/9/2016	12/31/2019	$700,000	$(534,519)	$165,481	$15,220

February 2017 Convertible Promissory Notes

Between February 23, 2017 and March 9, 2017, the Company entered into three separate loan agreements containing identical terms (the “February 2017 Loan Agreements”) with Joseph Sierchio (“Sierchio”), an investor (the “Investor”) and Kalen Capital Corporation (“KCC”); KCC is wholly owned by Mr. Harmel S. Rayat, the Company's majority shareholder (collectively, the “Holders”). Pursuant to the terms of the February 2017 Loan Agreements, Sierchio and the Investor each agreed to loan the Company $25,000 ($50,000 total) and KCC agreed to loan the Company $395,000 at an annual interest rate of 7% per year, compounded quarterly. Each loan was evidenced by a convertible promissory note (collectively, the “February 2017 Notes”). The February 2017 Notes, including any interest due thereon, may not be prepaid without the consent of the Holders. The February 2017 Notes were initially due on February 23, 2018, and, beginning on the one month anniversary, can be converted, at the Holders’ sole discretion, into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.

Per the February 2017 Loan Agreement, the Company issued Sierchio, the Investor and KCC a Series F Stock Purchase Warrant (the “Series F Warrant”) to purchase up to 7,246 shares, 7,246 shares and 114,493 shares, respectively, of the Company’s common stock at an exercise price per share equal to the lesser of: (i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant. The Series F Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.

The Company calculated the debt discount related to the February 2017 Notes and Series F Warrants by first allocating the respective fair value of the February 2017 Notes and Series F Warrants based upon their relative fair values to the total February 2017 Notes proceeds. The fair value of the Series F Warrant issued with the February 2017 Notes was calculated using the Black-Scholes option pricing model and the following assumptions: exercise price - $3.45 per share as to $420,000 of February 2017 Note principal and $2.90 per share as to $25,000 of February 2017 Note principal; market price of common stock - $3.53 as to $420,000 of February 2017 Note principal and $3.80 per share as to $25,000 of February 2017 Note principal; estimated volatility – 110.0% as to $420,000 of February 2017 Note principal and 116.0% as to $25,000 of February 2017 Note principal; risk free interest rate – 2.13% as to $420,000 of February 2017 Note principal and 1.87% as to $25,000 of February 2017 Note principal; expected dividend rate - 0% and expected life - 5.0 years. The resulting fair value of $211,073 was allocated to the Series F Warrant. The intrinsic value of the beneficial conversion feature amounted to $232,213. The resulting $443,286 discount to the February 2017 Notes is being accreted over their 1.25 year term.

The February 2017 Loan Agreements provide the Holders with registration rights for all of the shares issuable upon conversion of the February 2017 Notes, including exercise of the Series F Warrants, beginning on the first anniversary of the February 2017 Loan Agreements.

On July 27, 2017, the Company repaid the Investor in full, including $25,000 of note principal and $676 of accrued interest.

On October 19, 2017, the Company repaid Sierchio in full, including $25,000 of note principal and $1,149 of accrued interest.

On January 29, 2018, KCC and the Company entered into an Amendment No. 1 to the February 2017 Note whereby the maturity date of the KCC February Note was extended from February 23, 2018 to December 31, 2019. Except for the extension of the maturity date, the February Note was not otherwise amended and continues in full force and effect.

During the year ended December 31, 2017, the Company recognized $25,899 of interest expense and $384,848 of accretion related to the debt discount. The remaining debt discount of $58,438 will be amortized over the next quarter through March 31, 2018.

September 9, 2016 Convertible Promissory Note

On September 9, 2016, the Company entered into a loan agreement (the “Loan Agreement”) with KCC. Pursuant to the terms of the Loan Agreement, KCC agreed to loan the Company up to $900,000 at an annual interest rate of 7% per year, compounded quarterly. KCC provided the Company with an initial loan in the amount of $700,000, which was evidenced by a convertible promissory note (the “Note”); the remaining $200,000 needed to be loaned prior to December 31, 2017. The Note, including any interest due thereon, may be prepaid at any time without penalty. The Note matured on December 31, 2017, but was extended to December 31, 2019 pursuant to the Amendment No. 1, dated as of January 29, 2018, to the Note. Except for the extension of the maturity date, the Note was not otherwise amended and continues in full force and effect. Beginning on September 9, 2017, the Note became convertible, at KCC’s sole discretion, into shares of our common stock at conversion rate equal to the lesser of: (i) $1.54, the closing price of our common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of our common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23 per share.

Per the Loan Agreement, the Company issued KCC a Series E Stock Purchase Warrant (the “Series E Warrant”) to purchase up to 584,416 shares of the Company’s common stock at a purchase price of the lesser of: (i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant. The Series E Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.

The Loan Agreement provides KCC with registration rights for all of the shares issuable upon conversion of the Note and exercise of the Series E Warrant, beginning on the first anniversary of the Loan Agreement.

The Company calculated the debt discount related to the Note and Series E Warrant by first allocating the respective fair value of the Note and Series E Warrant based upon their relative fair values to the total Note proceeds. The fair value of the Series E Warrant issued with the Note was calculated using the Black-Scholes option pricing model and the following assumptions: exercise price - $1.25 per share; market price of common stock - $1.54 per share; estimated volatility – 92.3%; risk free interest rate - 1.23%; expected dividend rate - 0% and expected life - 5.0 years. The resulting fair value of $340,735 was allocated to the Series E Warrant. The intrinsic value of the beneficial conversion feature amounted to $359,265. The resulting $700,000 discount to the Note is being accreted over their 1.25 year term.

During the years ended December 31, 2017 and 2016, the Company recognized $51,385 and $15,220, respectively, of interest expense and $534,519 and $165,481, respectively, of accretion related to the debt discount.